Share-based compensation (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Aug. 31, 2024 CAD ($) shares	Apr. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($) $ / shares shares	Sep. 30, 2023 CAD ($) shares	Apr. 24, 2025 shares	Jan. 01, 2025 shares	Jan. 18, 2024 shares	Jan. 01, 2024 shares	Dec. 15, 2023 CAD ($) shares	Jan. 01, 2023 shares	Jan. 25, 2022 shares	Jan. 01, 2022 shares	Jul. 16, 2021 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Company redeemed common shares								675,124						650,000
Share-Based Payment Arrangement, Expense | $				$ 2.9	$ 0.8	$ 4.5	$ 2.6
Employee Benefits and Share-Based Compensation | $						$ 0.5
Common shares outstanding percent								10.00%
common shares aggregate value | $								$ 5,321						$ 5,200
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period						0 days		3 months
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period						3 years		2 years
Elora And Trailside Pharmacy [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued		25,124
common shares aggregate value | $		$ 121
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period						561,548		1,291,530
Share-Based Payment Arrangement, Expense | $								$ 5,062,000	$ 4,004,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross						290,611
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares	$ 1.67			$ 1.67		$ 1.67
Restricted Stock Units (RSUs) [Member] | Directors Officers And Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued								734,679
Weighted Average Exercise Price | $ / shares								$ 5.69
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period								734,679	949,782
2019 Incentive Award Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Company redeemed common shares	1,928,023			1,928,023		1,928,023				1,504,891	183,010	138,636	72,903		66,887	65,909	66,242	10,227
2019 Incentive Award Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	34,091
2019 Incentive Award Plan [Member] | Restricted Stock [Member] | Board of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period			890,192
Share-Based Payment Arrangement, Expense | $	$ 2.1		$ 1.9
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares			$ 2.09